Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WANGER ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Wanger USA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Wanger USA (the Fund) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount any borrowings for investment purposes) in U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Investment Manager typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services in which the company has a competitive advantage.

  A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.

		The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

		Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the Russell 2000 Index, the Fund’s primary benchmark, and the Lipper Variable Underlying Small-Cap Growth Funds Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Lipper Variable Underlying Small-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Small-Cap Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

		The Fund’s past performance is no guarantee of how the Fund will perform in the future. Daily and month-end performance information is available by calling the Investment Manager at 888.4.WANGER (888.492.6437).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the Russell 2000 Index, the Fund’s primary benchmark, and the Lipper Variable Underlying Small-Cap Growth Funds Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Lipper Variable Underlying Small-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Small-Cap Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.4.WANGER (888.492.6437)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 22.90% Worst 4th Quarter 2008 -27.74%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2013)
Wanger USA | Wanger USA
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	1,178
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	306
5 years	rr_ExpenseExampleNoRedemptionYear05	531
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,178
2004	rr_AnnualReturn2004	18.33%
2005	rr_AnnualReturn2005	11.25%
2006	rr_AnnualReturn2006	7.87%
2007	rr_AnnualReturn2007	5.39%
2008	rr_AnnualReturn2008	(39.68%)
2009	rr_AnnualReturn2009	42.23%
2010	rr_AnnualReturn2010	23.35%
2011	rr_AnnualReturn2011	(3.49%)
2012	rr_AnnualReturn2012	20.02%
2013	rr_AnnualReturn2013	33.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.74%)
1 Year	rr_AverageAnnualReturnYear01	33.75%
5 Years	rr_AverageAnnualReturnYear05	22.14%
10 Years	rr_AverageAnnualReturnYear10	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 1995
Wanger USA | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Wanger USA | Lipper Variable Underlying Small-Cap Growth Funds Index (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	40.99%
5 Years	rr_AverageAnnualReturnYear05	22.61%
10 Years	rr_AverageAnnualReturnYear10	9.37%